Warrants Granted (Detail) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of shares
Beginning Balance	877,742
Granted	0
Forfeited	(12,938)
Cancelled	0
Ending Balance	432,402
Warrant issued to Employees of the Group
Number of shares
Granted	36,768,956
Forfeited	0
Exercised	0
Cancelled	0
Ending Balance	36,768,956
Vested and expected to vest at December 31, 2014	19,858,314
Exercisable at December 31, 2014	0
Weighted-average exercise price per share
Granted	8.88
Ending Balance	8.88
Vested and expected to vest at December 31, 2014	8.88
Exercisable at December 31, 2014	0
Weighted-average grant-date fair value per share
Granted	2.72
Ending Balance	2.72
Vested and expected to vest at December 31, 2014	2.75
Exercisable at December 31, 2014	0
Weighted-average remaining contractual term
Outstanding	3 years 2 months 5 days	4 years 2 months 5 days
Vested and expected to vest at December 31, 2014	2 years 8 months 9 days
Aggregate intrinsic value
Beginning Balance	0
Ending Balance	0	0
Vested and expected to vest at December 31, 2014	0
Exercisable at December 31, 2014	0